Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Product sales		$ 6,099.9	$ 5,830.4	$ 4,757.5
Royalties and other revenues		316.8	191.7	176.8
Total revenues		6,416.7	6,022.1	4,934.3
Costs and expenses:
Cost of product sales		969.0	979.3	670.8
Research and development	[1]	1,564.0	1,067.5	933.4
Selling, general and administrative		1,842.5	1,782.0	1,499.3
Integration and acquisition costs		39.8	158.8	(134.1)
Amortization of acquired intangibles		498.7	243.8	152.0
Reorganization costs		97.9	180.9	88.2
Goodwill impairment charge		0.0	0.0	198.9
Gain on sale of product rights		(14.7)	(54.6)	(15.9)
Total operating expenses		4,997.2	4,324.1	3,200.8
Operating income from continuing operations		1,419.5	1,698.0	1,733.5
Interest income		4.2	24.7	2.1
Interest expense		(41.6)	(30.8)	(38.1)
Other income/(expense), net		3.7	8.9	(3.9)
Receipt of break fee			1,635.4
Income from continuing operations before income taxes and equity in (losses)/earnings of equity method investees		1,385.8	3,336.2	1,693.6
Income taxes		(46.1)	(56.1)	(277.9)
Equity in (losses)/earnings of equity method investees, net of taxes		(2.2)	2.7	3.9
Income from continuing operations, net of taxes		1,337.5	3,282.8	1,419.6
(Loss)/gain from discontinued operations, net of taxes (in USD)		(34.1)	122.7	(754.5)
Net income		$ 1,303.4	$ 3,405.5	$ 665.1
Earnings Per Share, Basic [Abstract]
Earnings from continuing operations (in USD per share)		$ 2.265	$ 5.596	$ 2.572
(Loss)/gain from discontinued operations (in USD per share)		(0.058)	0.209	(1.367)
Earnings per ordinary share - basic (in USD per share)		2.207	5.805	1.205
Earnings Per Share, Diluted [Abstract]
Earnings from continuing operations (in USD per share)		2.255	5.552	2.453
(Loss)/gain from discontinued operations (in USD per share)		(0.058)	0.208	(1.278)
Earnings per ordinary share - diluted (in USD per share)		$ 2.197	$ 5.760	$ 1.175
Weighted average number of shares:
Basic (in shares)	[2]	590.4	586.7	552.0
Diluted (in shares)		593.1	591.3	590.3
Continung operations
Costs and expenses:
Goodwill impairment charge				$ 7.1
Gain on sale of product rights			$ (88.2)

[1]	Research and development (“R&D”) includes IPR&D intangible asset impairment charges of $643.7 million for the year to December 31, 2015 (2014: $190.3 million, 2013: $19.9 million)..
[2]	Excludes shares purchased by the EBT and under the shares buy-back program and presented by Shire as treasury stock